CAPITAL - Risk-Based Capital(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capital [Abstract]
Capital	$ 679,074	$ 686,961
Capital to Risk Weighted Assets	15.88%	17.60%
Capital Required for Capital Adequacy	342,092	312,328
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital	624,850	637,176
Tier One Risk Based Capital to Risk Weighted Assets	14.61%	16.32%
Tier One Risk Based Capital Required for Capital Adequacy	171,046	156,164
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital	624,850	637,176
Tier One Leverage Capital to Average Assets	10.11%	10.25%
Tier One Leverage Capital Required for Capital Adequacy	247,106	248,761
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Subsidiaries [Member]
Capital [Abstract]
Capital	588,643	586,023
Capital to Risk Weighted Assets	13.80%	15.04%
Capital Required for Capital Adequacy	341,184	311,618
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	426,480	389,523
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital	527,712	529,196
Tier One Risk Based Capital to Risk Weighted Assets	12.37%	13.59%
Tier One Risk Based Capital Required for Capital Adequacy	170,592	155,809
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized	255,888	233,714
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital	527,712	529,196
Tier One Leverage Capital to Average Assets	8.55%	8.52%
Tier One Leverage Capital Required for Capital Adequacy	246,739	248,408
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 308,423	$ 310,511
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%